Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
INTANGIBLE ASSETS
Goodwill by segment and changes in the carrying amount are as follows:

	Real Estate Franchise Services	Company Owned Brokerage Services	Relocation Services	Title and Settlement Services	Total Company
Gross Goodwill as of December 31, 2011	$3,264	$783	$641	$397	$5,085
Accumulated impairment losses	(1,023)	(158)	(281)	(324)	(1,786)
Balance at December 31, 2011	2,241	625	360	73	3,299
Goodwill acquired	—	4	—	—	4
Balance at June 30, 2012	$2,241	$629	$360	$73	$3,303

Intangible assets are as follows:

	As of June 30, 2012			As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Franchise Agreements
Amortizable—Franchise agreements (a)	$2,019	$356	$1,663	$2,019	$322	$1,697
Unamortizable—Trademarks (b)	$732	$—	$732	$732	$—	$732
Other Intangibles
Amortizable—License agreements (c)	$45	$5	$40	$45	$4	$41
Amortizable—Customer relationships (d)	529	163	366	529	144	385
Unamortizable—Title plant shares (e)	10	—	10	10	—	10
Amortizable—Other (f)	12	10	2	17	14	3
Total Other Intangibles	$596	$178	$418	$601	$162	$439
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(a)    Generally amortized over a period of 30 years.

(b)
Relates to the Century 21, Coldwell Banker, ERA, The Corcoran Group, Coldwell Banker Commercial and Cartus tradenames, which are expected to generate future cash flows for an indefinite period of time.

(c)	Relates to the Sotheby’s International Realty and Better Homes and Gardens Real Estate agreements which are being amortized over 50 years (the contractual term of the license agreements).

(d)	Relates to the customer relationships at the Title and Settlement Services segment and the Relocation Services segment. These relationships are being amortized over a period of 5 to 20 years.

(e)
Primarily related to the Texas American Title Company title plant shares. Ownership in a title plant is required to transact title insurance in certain states. The Company expects to generate future cash flows for an indefinite period of time.

(f)	Generally amortized over periods ranging from 2 to 10 years.
Intangible asset amortization expense is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Franchise agreements	$17	$17	$34	$34
License agreement	—	—	1	—
Customer relationships	9	10	19	19
Other	—	1	2	3
Total	$26	$28	$56	$56

Based on the Company’s amortizable intangible assets as of June 30, 2012, the Company expects related amortization expense for the remainder of 2012, the four succeeding years and thereafter to approximate $53 million, $105 million, $105 million, $95 million, $94 million and $1,619 million, respectively.

INTANGIBLE ASSETS
Goodwill by segment and changes in the carrying amount are as follows:

	Real Estate Franchise Services	Company Owned Brokerage Services	Relocation Services	Title and Settlement Services	Total Company
Goodwill balance at January 1, 2009	2,241	600	344	72	3,257
Goodwill Acquired	—	4	—	1	5
Balance at December 31, 2009	2,241	604	344	73	3,262
Goodwill acquired (a)	—	20	16	—	36
Goodwill reduction for locations sold	—	(2)	—	—	(2)
Balance at December 31, 2010	2,241	622	360	73	3,296
Goodwill acquired	—	3	—	—	3
Balance at December 31, 2011	$2,241	$625	$360	$73	$3,299
Goodwill and accumulated impairment summary
Gross Goodwill as of December 31, 2011	$3,264	$783	$641	$397	$5,085
Accumulated impairment losses (b)	(1,023)	(158)	(281)	(324)	(1,786)
Balance at December 31, 2011	$2,241	$625	$360	$73	$3,299
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(a)	The increase in goodwill relates to acquisitions of real estate brokerages and the acquisition of Primacy.

(b)
During the fourth quarter of 2008, the Company recorded an impairment charge of $1,557 million which reduced intangible assets by $278 million and reduced goodwill by $1,279 million. During the fourth quarter of 2007, the Company recorded an impairment charge of $637 million which reduced intangible assets by $130 million and reduced goodwill by $507 million .

During the fourth quarter of 2011, 2010 and 2009, the Company performed its annual impairment analysis of goodwill and unamortized intangible assets. These analyses resulted in no impairment charges.
Intangible assets are as follows:

	As of December 31, 2011			As of December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Franchise Agreements
Amortizable—Franchise agreements (a)	$2,019	$322	$1,697	$2,019	$255	$1,764

Unamortizable—Trademarks (b)	$732	$—	$732	$732	$—	$732
Other Intangibles
Amortizable—License agreements (c)	$45	$4	$41	$45	$3	$42
Amortizable—Customer relationships (d)	529	144	385	529	107	422
Amortizable—Pendings and listings (e)	—	—	—	2	1	1
Unamortizable—Title plant shares (f)	10	—	10	10	—	10
Amortizable—Other (g)	17	14	3	12	9	3
Total Other Intangibles	$601	$162	$439	$598	$120	$478
_______________
(a)    Generally amortized over a period of 30 years.

(b)
Relates to the Century 21, Coldwell Banker, ERA, The Corcoran Group, Coldwell Banker Commercial and Cartus tradenames, which are expected to generate future cash flows for an indefinite period of time.

(c)	Relates to the Sotheby’s International Realty and Better Homes and Gardens Real Estate agreements which are being amortized over 50 years (the contractual term of the license agreements).

(d)	Relates to the customer relationships at the Title and Settlement Services segment and the Relocation Services segment. These relationships are being amortized over a period of 5 to 20 years.

(e)	Amortized over the estimated closing period of the underlying contracts (in most cases five months).

(f)
Primarily related to the Texas American Title Company title plant shares. Ownership in a title plant is required to transact title insurance in certain states. The Company expects to generate future cash flows for an indefinite period of time.

(g)	Generally amortized over periods ranging from 2 to 10 years.
Intangible asset amortization expense is as follows:

	For the Year Ended December 31,
	2011	2010	2009
Franchise agreements	67	67	67
License agreement	1	—	1
Customer relationships	37	37	25
Pendings and listings	2	1	1
Other	5	6	1
Total	112	111	95

Based on the Company’s amortizable intangible assets as of December 31, 2011, the Company expects related amortization expense to be approximately $107 million, $105 million, $105 million, $95 million, $95 million and $1,619 million in 2012, 2013, 2014, 2015, 2016 and thereafter, respectively.